Stock-based compensation - Schedule of Stock Options Outstanding and Exercisable (Details) - $ / shares	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding (in shares)	25,218,266	25,732,503
Options exercisable (in shares)	7,406,315	5,135,847
Exercise Price at $0.13
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit (in dollars per share)	$ 0.13
Exercise price, upper range limit (in dollars per share)	$ 0.13
Options outstanding (in shares)	6,548,017
Weighted Average Remaining Contractual Term (in years), Options outstanding	8 years 10 months 24 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.13
Options exercisable (in shares)	3,569,978
Options exercisable, weighted average remaining contractual life (years)	8 years 10 months 17 days
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.13
Exercise Price at $0.15
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit (in dollars per share)	0.15
Exercise price, upper range limit (in dollars per share)	$ 0.15
Options outstanding (in shares)	10,455,884
Weighted Average Remaining Contractual Term (in years), Options outstanding	9 years 2 months 15 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.15
Options exercisable (in shares)	2,537,865
Options exercisable, weighted average remaining contractual life (years)	9 years 29 days
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.15
Exercise Price at $0.26
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit (in dollars per share)	0.26
Exercise price, upper range limit (in dollars per share)	$ 0.26
Options outstanding (in shares)	35,159
Weighted Average Remaining Contractual Term (in years), Options outstanding	5 months 12 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.26
Options exercisable (in shares)	35,159
Options exercisable, weighted average remaining contractual life (years)	5 months 12 days
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.26
Exercise Price at $1.00
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit (in dollars per share)	1.00
Exercise price, upper range limit (in dollars per share)	$ 1.00
Options outstanding (in shares)	7,524,116
Weighted Average Remaining Contractual Term (in years), Options outstanding	9 years 3 months
Options outstanding, weighted average exercise price (in dollars per share)	$ 1.00
Options exercisable (in shares)	1,254,019
Options exercisable, weighted average remaining contractual life (years)	9 years 3 months
Options exercisable, weighted average exercise price (in dollars per share)	$ 1.00
Exercise Price at $3.92
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit (in dollars per share)	3.92
Exercise price, upper range limit (in dollars per share)	$ 3.92
Options outstanding (in shares)	7,976
Weighted Average Remaining Contractual Term (in years), Options outstanding	5 months 12 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 3.92
Options exercisable (in shares)	7,976
Options exercisable, weighted average remaining contractual life (years)	5 months 12 days
Options exercisable, weighted average exercise price (in dollars per share)	$ 3.92
Exercise Price at $5.80
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit (in dollars per share)	5.80
Exercise price, upper range limit (in dollars per share)	$ 5.80
Options outstanding (in shares)	1,318
Weighted Average Remaining Contractual Term (in years), Options outstanding	5 months 12 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 5.80
Options exercisable (in shares)	1,318
Options exercisable, weighted average remaining contractual life (years)	5 months 12 days
Options exercisable, weighted average exercise price (in dollars per share)	$ 5.80
Exercise Price at $10.26
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit (in dollars per share)	10.26
Exercise price, upper range limit (in dollars per share)	$ 10.26
Options outstanding (in shares)	645,796
Weighted Average Remaining Contractual Term (in years), Options outstanding	9 years 9 months 10 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 10.26
Options exercisable (in shares)	0
Options exercisable, weighted average exercise price (in dollars per share)	$ 0